PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense of Continuing Operations	$ 14,328	$ 2,253	$ 1,792
Depreciation expense of discontinued Operations	734	4,075	2,886
Provision for impairment from continuing operations	22,486	$ 0	$ 0
Data center
Property, Plant and Equipment [Line Items]
Provision for impairment from continuing operations	$ 22,392